Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 7,060,600	$ 6,916,100	$ 14,796,800	$ 15,607,700
Cost of revenues	(2,928,200)	(2,708,900)	(6,350,000)	(6,209,100)
Gross profit	4,132,400	4,207,200	8,446,800	9,398,600
Operating expenses:
Selling expenses	(3,431,500)	(4,344,700)	(7,833,100)	(12,063,100)
General and administrative expenses	(2,227,000)	(2,876,100)	(4,677,400)	(5,114,500)
Total operating expenses	(5,658,500)	(7,220,800)	(12,510,500)	(17,177,600)
Loss from operations	(1,526,100)	(3,013,600)	(4,063,700)	(7,779,000)
Other income (expenses):
Changes in fair value of digital assets	19,000	(302,000)	19,000	2,238,700
Share of equity loss	(1,000)		(2,400)
Impairment of long-term investments		(224,800)		(224,800)
Changes in fair value of trading securities	(2,000)		(1,200)
Interest expenses, net	36,200	(24,100)	94,400	(26,600)
Other income (expenses), net	9,900	(7,700)	12,400	7,200
Total other income (expenses), net	62,100	(558,600)	122,200	1,994,500
Loss from operations before income tax	(1,464,000)	(3,572,200)	(3,941,500)	(5,784,500)
Income tax (expenses) benefits	(200)	(400)	(600)	276,200
Net loss and comprehensive loss	(1,464,200)	(3,572,600)	(3,942,100)	(5,508,300)
Less: Net loss and comprehensive loss attributable to non-controlling interests		169,100		1,238,000
Net loss and comprehensive loss attributable to Mega Matrix Inc.’s stockholders	$ (1,464,200)	$ (3,403,500)	$ (3,942,100)	$ (4,270,300)
Loss per share:
Basic (in Dollars per share)	$ (0.04)	$ (0.1)	$ (0.11)	$ (0.15)
Diluted (in Dollars per share)	$ (0.04)	$ (0.1)	$ (0.11)	$ (0.15)
Weighted average shares used in loss per share computations:
Basic (in Shares)	35,054,141	37,038,070	34,902,225	36,153,092
Diluted (in Shares)	35,054,141	37,038,070	34,902,225	36,153,092